Related Party Transactions (Details) - USD ($)		9 Months Ended	11 Months Ended
	Jun. 21, 2023	Sep. 30, 2023	Dec. 31, 2023
Related Party Transactions [Line Items]
Costs and Expenses			$ 852
Other expenses			852
reimbursable expenses			1,500
Office space, secretarial and administrative services			10,000
Outstanding amount			110,000
Due to related parties		$ 14,868	1,500
Aggregate principal amount	$ 250,000
Promissory note outstanding amount			103,950
Principal amount			103,950
Borrowed amount	$ 300,000		170,000
Sponsor [Member]
Related Party Transactions [Line Items]
Borrowed amount			170,000
Related Party [Member]
Related Party Transactions [Line Items]
Advances related party			$ 2,352